Primary and secondary segments reporting - Geographical segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) operating_area segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 01, 2020 EUR (€)	Jan. 01, 2019 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of operating segments [abstract]
Number of operating segments | segment	5
Number of operating areas | operating_area	4
(Condensed) balance sheet
TOTAL ASSETS	€ 1,508,250	€ 1,522,695	€ 1,459,271
Loans and advances to customers	916,199	942,218	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	225,796	188,606	197,069
Debt instruments	176,554	184,596	191,124
Other financial assets	82,769	82,047	70,808
Other asset accounts	106,932	125,228	117,349
TOTAL LIABILITIES	1,416,928	1,412,036	1,351,910
Customer deposits	849,310	824,365	780,496
Central banks and credit institutions	184,679	175,163	187,909
Marketable debt securities	235,269	261,977	246,619
Other financial liabilities	108,135	107,374	95,007
Other liabilities accounts	39,535	43,157	41,879
Total Equity	91,322	110,659	107,361	€ 110,659	€ 106,970	€ 105,493	€ 106,833
Other customer funds under management	153,267	176,911	157,855
Investment funds	131,965	142,988	127,564
Pension funds	15,577	11,844	11,160
Assets under management	5,725	22,079	19,131
Other non-managed marketed customer funds	53,549	49,489	42,211
(Condensed) income statement
Net interest income	31,994	35,283	34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	83	636	801
Total income	44,279	49,229	48,424
Administrative expenses, depreciation and amortisation	(21,130)	(23,280)	(22,779)
Profit from operations	23,149	25,949	25,645
Net loan-loss provisions	(12,432)	(9,321)	(8,873)
Other gains (losses) and provisions	(12,793)	(4,085)	(2,571)
Operating profit/(loss) before tax	(2,076)	12,543	14,201
Income tax	(5,632)	(4,427)	(4,886)
Profit/(loss) from continuing operations	(7,708)	8,116	9,315
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(7,708)	8,116	9,315
Profit/(loss) attributable to non-controlling interests	1,063	1,601	1,505
Attributable profit to the parent	(8,771)	6,515	7,810
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	50	31	113
Operating segment
(Condensed) income statement
Net interest income	31,994	35,283	34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	404	901	801
Total income	44,600	49,494	48,424
Administrative expenses, depreciation and amortisation	(20,967)	(23,280)	(22,779)
Profit from operations	23,633	26,214	25,645
Net loan-loss provisions	(12,174)	(9,321)	(8,873)
Other gains (losses) and provisions	(1,785)	(1,964)	(1,995)
Operating profit/(loss) before tax	9,674	14,929	14,777
Income tax	(3,516)	(5,103)	(5,230)
Profit/(loss) from continuing operations	6,158	9,826	9,547
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	6,158	9,826	9,547
Profit/(loss) attributable to non-controlling interests	1,077	1,574	1,483
Attributable profit to the parent	5,081	8,252	8,064
Operating segment | Europe
(Condensed) balance sheet
TOTAL ASSETS	1,077,537	1,057,038	1,020,737
Loans and advances to customers	675,894	676,904	639,966
Cash, balances at central banks and credit institutions and other deposits on demand	224,793	180,389	172,298
Debt instruments	86,925	104,381	118,221
Other financial assets	48,266	53,893	49,263
Other asset accounts	41,659	41,471	40,989
TOTAL LIABILITIES	1,022,954	1,000,905	966,727
Customer deposits	622,826	600,380	571,834
Central banks and credit institutions	208,408	189,791	192,685
Marketable debt securities	120,166	133,544	129,574
Other financial liabilities	55,919	60,807	53,687
Other liabilities accounts	15,635	16,383	18,947
Total Equity	54,583	56,133	54,010
Other customer funds under management	86,899	86,558	76,524
Investment funds	71,238	62,203	55,239
Pension funds	15,487	11,746	11,062
Assets under management	174	12,609	10,223
Other non-managed marketed customer funds	34,789	33,107	28,555
(Condensed) income statement
Net interest income	14,047	14,201	14,204
Net fee income	4,736	5,260	5,434
Gains (losses) on financial transactions	885	1,036	1,114
Other operating income	25	504	505
Total income	19,693	21,001	21,257
Administrative expenses, depreciation and amortisation	(10,314)	(11,044)	(11,166)
Profit from operations	9,379	9,957	10,091
Net loan-loss provisions	(4,300)	(1,839)	(1,572)
Other gains (losses) and provisions	(913)	(768)	(1,027)
Operating profit/(loss) before tax	4,166	7,350	7,492
Income tax	(1,131)	(1,979)	(2,020)
Profit/(loss) from continuing operations	3,035	5,371	5,472
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	3,035	5,371	5,472
Profit/(loss) attributable to non-controlling interests	379	493	424
Attributable profit to the parent	2,656	4,878	5,048
Operating segment | North America
(Condensed) balance sheet
TOTAL ASSETS	223,313	223,857	200,919
Loans and advances to customers	120,557	133,726	116,196
Cash, balances at central banks and credit institutions and other deposits on demand	28,469	22,885	28,845
Debt instruments	38,398	33,746	27,302
Other financial assets	15,363	10,759	9,974
Other asset accounts	20,526	22,741	18,602
TOTAL LIABILITIES	199,611	199,955	179,046
Customer deposits	102,906	98,915	91,895
Central banks and credit institutions	37,966	38,942	26,048
Marketable debt securities	36,583	44,098	43,758
Other financial liabilities	16,159	11,763	11,379
Other liabilities accounts	5,997	6,237	5,966
Total Equity	23,702	23,902	21,873
Other customer funds under management	16,505	14,319	12,785
Investment funds	10,864	11,703	10,436
Pension funds	90	98	98
Assets under management	5,551	2,518	2,251
Other non-managed marketed customer funds	11,915	15,872	13,528
(Condensed) income statement
Net interest income	8,469	8,926	8,154
Net fee income	1,661	1,776	1,615
Gains (losses) on financial transactions	251	230	173
Other operating income	630	672	534
Total income	11,011	11,604	10,476
Administrative expenses, depreciation and amortisation	(4,631)	(4,967)	(4,488)
Profit from operations	6,380	6,637	5,988
Net loan-loss provisions	(3,917)	(3,656)	(3,449)
Other gains (losses) and provisions	(130)	(205)	(202)
Operating profit/(loss) before tax	2,333	2,776	2,337
Income tax	(579)	(683)	(599)
Profit/(loss) from continuing operations	1,754	2,093	1,738
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	1,754	2,093	1,738
Profit/(loss) attributable to non-controlling interests	262	426	434
Attributable profit to the parent	1,492	1,667	1,304
Operating segment | South America
(Condensed) balance sheet
TOTAL ASSETS	238,263	253,804	237,480
Loans and advances to customers	113,731	125,122	119,912
Cash, balances at central banks and credit institutions and other deposits on demand	42,957	51,360	48,318
Debt instruments	49,300	45,619	45,224
Other financial assets	17,266	14,802	9,311
Other asset accounts	15,009	16,901	14,715
TOTAL LIABILITIES	218,797	231,321	215,605
Customer deposits	111,791	114,817	108,248
Central banks and credit institutions	41,989	41,989	38,584
Marketable debt securities	21,280	29,840	31,504
Other financial liabilities	35,434	34,062	28,570
Other liabilities accounts	8,303	10,613	8,699
Total Equity	19,466	22,483	21,875
Other customer funds under management	49,851	76,023	68,172
Investment funds	49,851	69,071	61,515
Pension funds	0	0	0
Assets under management	0	6,952	6,657
Other non-managed marketed customer funds	6,187	60	128
(Condensed) income statement
Net interest income	10,723	13,316	12,891
Net fee income	3,566	4,787	4,497
Gains (losses) on financial transactions	765	565	498
Other operating income	(209)	(243)	(212)
Total income	14,845	18,425	17,674
Administrative expenses, depreciation and amortisation	(5,312)	(6,656)	(6,557)
Profit from operations	9,533	11,769	11,117
Net loan-loss provisions	(3,923)	(3,789)	(3,737)
Other gains (losses) and provisions	(319)	(748)	(663)
Operating profit/(loss) before tax	5,291	7,232	6,717
Income tax	(1,927)	(2,644)	(2,642)
Profit/(loss) from continuing operations	3,364	4,588	4,075
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	3,364	4,588	4,075
Profit/(loss) attributable to non-controlling interests	437	664	624
Attributable profit to the parent	2,927	3,924	3,451
Operating segment | Santander Global Platform
(Condensed) balance sheet
TOTAL ASSETS	12,901	10,234	8,781
Loans and advances to customers	973	702	337
Cash, balances at central banks and credit institutions and other deposits on demand	10,917	9,063	8,168
Debt instruments	13	10	0
Other financial assets	230	187	146
Other asset accounts	768	272	130
TOTAL LIABILITIES	11,521	9,760	8,492
Customer deposits	10,961	9,460	8,284
Central banks and credit institutions	274	82	111
Marketable debt securities	0	0	0
Other financial liabilities	130	106	38
Other liabilities accounts	156	112	59
Total Equity	1,380	474	289
Other customer funds under management	0	0	367
Investment funds	0	0	367
Pension funds	0	0	0
Assets under management	0	0	0
Other non-managed marketed customer funds	658	450	0
(Condensed) income statement
Net interest income	129	92	79
Net fee income	81	6	7
Gains (losses) on financial transactions	(1)	(3)	0
Other operating income	(17)	(14)	(12)
Total income	192	81	74
Administrative expenses, depreciation and amortisation	(381)	(240)	(142)
Profit from operations	(189)	(159)	(68)
Net loan-loss provisions	(3)	(1)	0
Other gains (losses) and provisions	(11)	(6)	(2)
Operating profit/(loss) before tax	(203)	(166)	(70)
Income tax	52	46	17
Profit/(loss) from continuing operations	(151)	(120)	(53)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(151)	(120)	(53)
Profit/(loss) attributable to non-controlling interests	(1)	0	1
Attributable profit to the parent	(150)	(120)	(54)
Operating segment | Corporate Centre
(Condensed) balance sheet
TOTAL ASSETS	182,587	168,352	170,614
Loans and advances to customers	5,044	5,764	6,509
Cash, balances at central banks and credit institutions and other deposits on demand	61,173	32,803	39,840
Debt instruments	1,918	840	377
Other financial assets	1,644	2,406	2,113
Other asset accounts	112,808	126,539	121,775
TOTAL LIABILITIES	106,558	77,989	82,439
Customer deposits	826	793	235
Central banks and credit institutions	38,555	12,253	30,879
Marketable debt securities	57,240	54,495	41,783
Other financial liabilities	493	636	1,334
Other liabilities accounts	9,444	9,812	8,208
Total Equity	76,029	90,363	88,175
Other customer funds under management	12	11	7
Investment funds	12	11	7
Pension funds	0	0	0
Assets under management	0	0	0
Other non-managed marketed customer funds	0	0	0
(Condensed) income statement
Net interest income	(1,374)	(1,252)	(987)
Net fee income	(29)	(50)	(68)
Gains (losses) on financial transactions	287	(297)	12
Other operating income	(25)	(18)	(14)
Total income	(1,141)	(1,617)	(1,057)
Administrative expenses, depreciation and amortisation	(329)	(373)	(426)
Profit from operations	(1,470)	(1,990)	(1,483)
Net loan-loss provisions	(31)	(36)	(115)
Other gains (losses) and provisions	(412)	(237)	(101)
Operating profit/(loss) before tax	(1,913)	(2,263)	(1,699)
Income tax	69	157	14
Profit/(loss) from continuing operations	(1,844)	(2,106)	(1,685)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(1,844)	(2,106)	(1,685)
Profit/(loss) attributable to non-controlling interests	0	(9)	0
Attributable profit to the parent	(1,844)	(2,097)	(1,685)
Intra-Group eliminations
(Condensed) balance sheet
TOTAL ASSETS	(226,351)	(190,590)	(179,260)
Loans and advances to customers	0	0	1
Cash, balances at central banks and credit institutions and other deposits on demand	(142,513)	(107,894)	(100,400)
Debt instruments	0	0	0
Other financial assets	0	0	1
Other asset accounts	(83,838)	(82,696)	(78,862)
TOTAL LIABILITIES	(142,513)	(107,894)	(100,399)
Customer deposits	0	0	0
Central banks and credit institutions	(142,513)	(107,894)	(100,398)
Marketable debt securities	0	0	0
Other financial liabilities	0	0	(1)
Other liabilities accounts	0	0	0
Total Equity	(83,838)	(82,696)	(78,861)
Other customer funds under management	0	0	0
Investment funds	0	0	0
Pension funds	0	0	0
Assets under management	0	0	0
Other non-managed marketed customer funds	€ 0	€ 0	€ 0